SCUDDER
                                                                     INVESTMENTS


                             Risk Managed
                             Class AARP and Class S Shares



           Prospectus
--------------------------------------------------------------------------------
                         |
                         |   Scudder GNMA Fund
                         |   January 1, 2002, as revised October 1, 2002
                         |
                         |   Scudder Managed Municipal Bond Fund
                         |   October 1, 2002
                         |
                         |   Scudder Growth and Income Fund
                         |   January 1, 2002, as revised October 1, 2002
                         |
                         |   Scudder Capital Growth Fund
                         |   December 1, 2001, as revised October 1, 2002
                         |
                         |   Scudder Small Company Stock Fund
                         |   December 1, 2001, as revised October 1, 2002
                         |
                         |   Scudder Global Fund
                         |   January 1, 2002, as revised October 1, 2002









      As with all mutual funds, the Securities and Exchange Commission (SEC) does not approve or disapprove these shares or determine whether the information in this prospectus is truthful or complete. It is a criminal offense for anyone to inform you otherwise.

Contents
--------------------------------------------------------------------------------

   How the Funds Work                        How to Invest in the Funds

     4  Scudder GNMA Fund                     52  How to Buy, Sell and Exchange
                                                  Class AARP Shares
     9  Scudder Managed Municipal
        Bond Fund                             54  How to Buy, Sell and Exchange
                                                  Class S Shares
    15  Scudder Growth and
        Income Fund                           56  Policies You Should Know
                                                  About
    19  Scudder Capital Growth Fund
                                              61  Understanding Distributions
    23  Scudder Small Company                     and Taxes
        Stock Fund

    28  Scudder Global Fund

    33  Other Policies and Risks

    35  Who Manages and Oversees
        the Funds

    39  Financial Highlights

  How the Funds Work

  On the next few pages, you'll find information about each fund's investment goal, the main strategies each uses to pursue that goal and the main risks that could affect performance.

  Whether you are considering investing in a fund or are already a shareholder, you'll probably want to look this information over carefully. You may want to keep it on hand for reference as well.

  Remember that mutual funds are investments, not bank deposits. They're not insured or guaranteed by the FDIC or any other government agency, and you could lose money by investing in them.

  This prospectus offers two classes of shares for each of the funds described. Class AARP shares have been created especially for AARP members. Class S shares are generally not available to new investors. Unless otherwise noted, all information in this prospectus applies to both classes.

  You can find prospectuses on the Internet for Class AARP shares at aarp.scudder.com and for Class S shares at myScudder.com.

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                                                 |  Class AARP     Class S
                                  ticker symbol  |  AGNMX          SGINX
                                    fund number  |  193            393

  Scudder GNMA Fund
--------------------------------------------------------------------------------

The Fund's Main Investment Strategy

The fund seeks to produce a high level of income while actively seeking to reduce downside risk compared with other GNMA mutual funds. It does this by investing, under normal cicumstances, at least 80% of net assets, plus the amount of any borrowings for investment purposes, in "Ginnie Maes": mortgage-backed securities that are issued or guaranteed by the Government National Mortgage Association (GNMA). The fund also invests in U.S. Treasury securities. With both types of securities, the timely payment of interest and principal is guaranteed by the full faith and credit of the U.S. Government. In addition, the fund does not invest in securities issued by tobacco-producing companies.

In deciding which types of securities to buy and sell, the portfolio managers first consider the relative attractiveness of Ginnie Maes compared to Treasuries and decide on allocations for each. Their decisions are generally based on a number of factors, including changes in supply and demand within the bond market.

In choosing individual bonds, the managers review the fund's bond characteristics and compare the yields of shorter maturity bonds to those of longer maturity bonds.

--------------------------------------------------------------------------------
CREDIT QUALITY POLICIES This fund normally invests at least 80% of net assets in Ginnie Maes. To the extent that it does buy other securities, they carry the same "full faith and credit" guarantee of the U.S. Government. This guarantee doesn't protect the fund against market-driven declines in the prices or yields of these securities, nor does it apply to shares of the fund itself. But it does guard against the risk of payment default of principal or interest with respect to securities that are guaranteed.

The managers use several strategies in seeking to reduce downside risk as compared to comparable funds, including (i) using analytical tools to actively monitor the risk profile of the portfolio, (ii) managing duration (a measure of sensitivity to interest rate changes) to minimize movement in the fund's share price, and (iii) limiting investments to securities that carry the "full faith and credit" guarantee of the U.S. Government and repurchase agreements backed by those securities.

While the fund is permitted to use various types of derivatives (contracts whose value is based on, for example, indices, currencies or securities), the managers don't intend to use them as principal investments and may not use them at all.

The Main Risks of Investing in the Fund


There are several risk factors that could reduce the yield you get from the fund, cause you to lose money or make the fund perform less well than other investments.

As with most bond funds, the most important factor is market interest rates. A rise in interest rates generally means a fall in bond prices -- and, in turn, a fall in the value of your investment. (As a rule, a 1% rise in interest rates means a 1% fall in value for every year of duration.) An increase in its duration would make the fund more sensitive to this risk.

Ginnie Maes carry additional risks and may be more volatile than many other types of debt securities. Any unexpected behavior in interest rates could hurt the performance of these securities. For example, a large fall in interest rates could cause these securities to be paid off earlier than expected, forcing the fund to reinvest the money at a lower rate. Another example: if interest rates rise or stay high, these securities could be paid off later than expected, forcing the fund to endure low yields. In both of these examples, changes in interest rates may involve the risk of capital losses. The result for the fund could be an increase in the volatility of its share price and yield.

THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE
PRECEDING PARAGRAPHS.

This fund is designed for investors who can accept moderate volatility and are interested in higher yield than Treasuries, yet don't want to sacrifice credit quality.

Other factors that could affect performance include:

o the managers could be wrong in their analysis of economic trends, issuers, industries or other matters

o the fund's risk management strategies could make long-term performance somewhat lower than it would have been without these strategies

o        some derivatives could produce disproportionate losses

o at times, it could be hard to value some investments or get an attractive price for them

The Fund's Performance History

While a fund's past performance isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know.

The bar chart shows how the returns of the fund's Class AARP shares have varied from year to year, which may give some idea of risk. The table shows average annual total returns of the fund's Class AARP shares and a broad-based market index (which, unlike the fund, does not have any fees or expenses). The performance of both the fund and the index varies over time. All figures on this page assume reinvestment of dividends and distributions.

On July 17, 2000, the fund changed its name from AARP GNMA and U.S. Treasury Fund to Scudder GNMA Fund. At the same time, the fund changed its strategy to eliminate investment requirements in U.S. Treasury securities. Consequently, the fund's past performance may have been different if the current strategy had been in place. Also at this time, shares of AARP GNMA and U.S. Treasury Fund were redesignated Class AARP of Scudder GNMA Fund. The performance prior to July 17, 2000 of Class AARP in the bar chart and performance table reflects the performance of AARP GNMA and U.S. Treasury Fund.

Scudder GNMA Fund
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Annual Total Returns (%) as of 12/31 each year                     Class AARP
--------------------------------------------------------------------------------
THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:


1991       14.38
1992        6.56
1993        5.96
1994       -1.68
1995       12.83
1996        4.44
1997        8.00
1998        6.79
1999        0.59
2000       10.49


2001 Total Return as of September 30: 7.47%

For the periods included in the bar chart:
Best Quarter: 4.88%, Q3 1991               Worst Quarter: -2.44%, Q1 1994

--------------------------------------------------------------------------------
Average Annual Total Returns (%) as of 12/31/2000
--------------------------------------------------------------------------------

                                      1 Year         5 Years         10 Years
--------------------------------------------------------------------------------
Fund -- Class AARP*                   10.49           6.01             6.73
--------------------------------------------------------------------------------
Index                                 11.11           6.96             7.92
--------------------------------------------------------------------------------

Index: Lehman Brothers GNMA Index, an unmanaged market-weighted measure of all fixed-rate securities backed by mortgage pools of GNMA.

* Performance of Class S shares is not provided because this class does not have a full calendar year of performance.

How Much Investors Pay

This fund has no sales charges or other shareholder fees. The fund does have annual operating expenses and, as a shareholder of either Class AARP or Class S shares, you pay them indirectly.

--------------------------------------------------------------------------------
Fee Table
--------------------------------------------------------------------------------
Shareholder Fees, paid directly from your investment                   None
--------------------------------------------------------------------------------

Annual Operating Expenses, deducted from fund assets
--------------------------------------------------------------------------------
Management Fee                                                         0.40%
--------------------------------------------------------------------------------
Distribution (12b-1) Fee                                               None
--------------------------------------------------------------------------------
Other Expenses*                                                         0.30
--------------------------------------------------------------------------------
Total Annual Operating Expenses                                         0.70
--------------------------------------------------------------------------------

* Includes a fixed rate administrative fee of 0.30%.

Based on the costs above, this example helps you compare this fund's expenses to those of other mutual funds. The example assumes the expenses remain the same. It also assumes that you invested $10,000, earned 5% annual returns, reinvested all dividends and distributions and sold your shares at the end of each period. This is only an example; actual expenses will be different.

--------------------------------------------------------------------------------
Example                     1 Year        3 Years       5 Years       10 Years
--------------------------------------------------------------------------------
Class AARP/S shares           $72          $224           $390          $871
--------------------------------------------------------------------------------

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                                                   |  Class AARP     Class S
                                    ticker symbol  |  AMUBX          SCMBX
                                      fund number  |  166            066

  Scudder Managed Municipal Bond Fund
  formerly Scudder Managed Municipal Bonds
--------------------------------------------------------------------------------

The Fund's Main Investment Strategy

The fund seeks to provide income exempt from regular federal income tax while actively seeking to reduce downside risk as compared with other tax-free income funds. It does this by investing, under normal circumstances, at least 80% of net assets, plus the amount of any borrowings for investment purposes, in securities of municipalities across the United States and in other securities whose income is free from regular federal income tax. The fund may invest up to 20% of net assets in securities whose income is subject to alternative minimum tax (AMT).

The fund can buy many types of municipal securities of all maturities. These may include revenue bonds (which are backed by revenues from a particular source) and general obligation bonds (which are typically backed by the issuer's ability to levy taxes). They may also include municipal lease obligations and investments representing an interest in these.

The portfolio managers look for securities that appear to offer the best total return potential and often seek those that cannot be called in before maturity. In making their buy and sell decisions, the managers typically weigh a number of factors against each other, from economic outlooks and possible interest rate movements to characteristics of specific securities and changes in supply and demand within the municipal bond market.

--------------------------------------------------------------------------------
CREDIT QUALITY POLICIES This fund normally invests at least 65% of net assets in municipal securities of the top three grades of credit quality. The fund could put up to 10% of total assets in junk bonds of the fifth and sixth credit grades (i.e., as low as grade B). Compared to investment-grade bonds, junk bonds generally pay higher yields and have higher volatility and higher risk of default on payments of interest or principal.

The managers use analytical tools to actively monitor the risk profile of the portfolio as compared to funds with a similar investment goal, as well as appropriate benchmarks and peer groups. The managers use several strategies in seeking to reduce downside risk as compared to funds with a similar investment goal, including: (i) typically maintaining a high level of portfolio quality,
(ii) primarily focusing on premium coupon bonds, which have lower volatility in down markets than bonds selling at a discount and (iii) managing duration (a measure of sensitivity to interest rates) to generally keep it similar to that of the Lehman Brothers Municipal Bond Index (8.01 years as of August 31, 2002).

In addition, they may use derivative instruments (instruments whose value is based on, for example, indices, commodities or securities), for purposes including hedging or to enhance return. Such instruments may include inverse floaters, futures contracts, interest rate swaps and other over the counter derivatives.

The Main Risks of Investing in the Fund


There are several risk factors that could reduce the yield you get from the fund, cause you to lose money or make the fund perform less well than other investments.

As with most bond funds, one main factor is market interest rates. A rise in interest rates generally means a fall in bond prices and, in turn, a fall in the value of your investment. (As a rule, a 1% rise in interest rates means a 1% fall in value for every year of duration.) An increase in the fund's duration could make it more sensitive to this risk.

A second factor is credit quality. If a portfolio security declines in credit quality it could hurt the fund's share price or if a portfolio security goes into default, it could hurt both the fund's yield and share price. This risk is greater with junk bonds than with investment-grade bonds. The fact that the fund may focus on investments from a single state or sector of the municipal market increases this risk, because any factors affecting that state or sector, such as economic or fiscal problems, could affect a large portion of the fund's securities in a similar manner.

THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE
PRECEDING PARAGRAPHS.

This fund is designed for taxpayers who are in a moderate to high tax bracket and who are interested in current income.

For example, a state's technology or biotech industries could experience a downturn or fail to develop as expected, hurting the local economy.

Other factors that could affect performance include:

o the managers could be wrong in their analysis of interest rate trends, credit quality or other matters

o political or legal actions could change the way the fund's dividends are taxed

o at times, market conditions might make it hard to value some investments or to get an attractive price for them; this risk can be greater for junk bonds than for investment-grade bonds

o the fund's risk management strategies could make long-term performance somewhat lower than it would have been without these strategies

o some derivatives could produce disproportionate losses due to a variety of factors, including the failure of the counterparty or unexpected price or interest rate movements

o a decline in interest rates could cause some securities to be paid off earlier than expected, forcing the fund to reinvest the money at a lower rate, which would hurt fund performance

The Fund's Performance History

While a fund's past performance isn't necessarily a sign of how it will do in the future, it can be valuable information for an investor to know.

The bar chart below shows how the total returns for the fund's Class S shares have varied from year to year, which may give some idea of risk. The table shows average annual total returns for the fund's Class S shares and a broad-based market index (which, unlike the fund, does not have any fees or expenses). The performance of both the fund and the index varies over time. All figures on this page assume reinvestment of dividends and distributions.

The table shows returns on a before-tax and after-tax basis. After-tax returns are shown for Class S only and may vary for Class AARP. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown in the table.

Scudder Managed Municipal Bond Fund
--------------------------------------------------------------------------------
Annual Total Returns (%) as of 12/31 each year                       Class S
--------------------------------------------------------------------------------
THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:


1992        8.98
1993       13.32
1994       -6.04
1995       17.12
1996        4.15
1997        9.29
1998        6.23
1999       -1.96
2000       10.95
2001        4.44


2002 Total Return as of June 30: 5.45%

For the periods included in the bar chart:
Best Quarter: 6.69%, Q1 1995              Worst Quarter: -6.17%, Q1 1994

--------------------------------------------------------------------------------
Average Annual Total Returns (%) as of 12/31/2001
--------------------------------------------------------------------------------
                                       1 Year         5 Years        10 Years
--------------------------------------------------------------------------------
Class S
--------------------------------------------------------------------------------
  Return before Taxes                    4.44            5.69           6.44
--------------------------------------------------------------------------------
  Return after Taxes on
  Distributions                          4.44            5.63           6.20
--------------------------------------------------------------------------------
  Return after Taxes on
  Distributions and Sale of Fund
  Shares                                 4.52            5.57           6.16
--------------------------------------------------------------------------------
Index (reflects no deductions for
fees, expenses or taxes)                 5.13            5.98           6.63
--------------------------------------------------------------------------------
                                       1 Year             Since Inception*
--------------------------------------------------------------------------------
Class AARP (Return before taxes)         4.44                   8.92
--------------------------------------------------------------------------------
Index (reflects no deductions for        5.13                   7.53
fees, expenses or taxes)
--------------------------------------------------------------------------------

Index: The Lehman Brothers Municipal Bond Index contains approximately 42,000 bonds. To be in the index, a municipal bond must meet the following criteria: a minimum credit rating of BBB, issued as part of an issue of at least $50 million, issued within the last five years and a maturity of at least two years. Variable-rate bonds are excluded from the index.

* Class AARP commenced operations on July 31, 2000. Index comparisons begin July 31, 2000.

How Much Investors Pay

This fund has no sales charges or other shareholder fees. The fund does have annual operating expenses, and as a shareholder of either Class AARP or Class S shares you pay them indirectly.

--------------------------------------------------------------------------------
Fee Table
--------------------------------------------------------------------------------
Shareholder Fees, paid directly from your investment                   None
--------------------------------------------------------------------------------

Annual Operating Expenses, deducted from fund assets
--------------------------------------------------------------------------------
Management Fee                                                        0.41%
--------------------------------------------------------------------------------
Distribution/Services (12b-1) Fee                                      None
--------------------------------------------------------------------------------
Other Expenses*                                                        0.16
--------------------------------------------------------------------------------
Total Annual Operating Expenses                                        0.57
--------------------------------------------------------------------------------

* Includes a fixed rate administrative fee of 0.15%.

Information in the table has been restated to reflect a new investment management agreement effective June 11, 2001.

Based on the costs above, this example helps you compare this fund's expenses to those of other mutual funds. This example assumes the expenses above remain the same. It also assumes that you invested $10,000, earned 5% annual returns, reinvested all dividends and distributions and sold your shares at the end of each period. This is only an example; actual expenses will be different.

--------------------------------------------------------------------------------
Example                     1 Year        3 Years       5 Years       10 Years
--------------------------------------------------------------------------------
Class AARP/S shares           $58          $183           $318          $714
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                    |  Class AARP     Class S
                                     ticker symbol  |  ACDGX          SCDGX
                                       fund number  |  164            064

  Scudder Growth and Income Fund
--------------------------------------------------------------------------------

The Fund's Main Investment Strategy

The fund seeks long-term growth of capital, current income and growth of income while actively seeking to reduce downside risk as compared with other growth and income funds. The fund invests at least 65% of total assets in equities, mainly common stocks. Although the fund can invest in companies of any size and from any country, it invests primarily in large U.S. companies. The fund does not invest in securities issued by tobacco-producing companies.

In choosing stocks for the fund, the portfolio managers consider both yield and other valuation and growth factors, meaning that they focus the fund's investments on securities of U.S. companies whose dividend and earnings prospects are believed to be attractive relative to the fund's benchmark index, the S&P 500. The fund may invest in dividend paying and non-dividend paying stocks.

The managers use bottom-up analysis, looking for companies with strong prospects for continued growth of capital and earnings.

The managers may favor securities from different industries and companies at different times, while still maintaining variety in terms of the industries and companies represented in the fund's portfolio.

The managers use analytical tools to actively monitor the risk profile of the portfolio as compared to comparable funds and appropriate benchmarks and peer groups.

--------------------------------------------------------------------------------
OTHER INVESTMENTS While most of the fund's investments are common stocks, some may be other types of equities, such as convertible securities and preferred stocks. Although the managers are permitted to use various types of derivatives (contracts whose value is based on, for example, indices, currencies, or securities), the managers don't intend to use them as principal investments and may not use them at all.

The managers use several strategies in seeking to reduce risk, including: (i) managing risk associated with investment in specific companies by using fundamental analysis, valuation, and by adjusting position sizes; (ii) portfolio construction emphasizing diversification, blending stocks with a variety of different attributes, including value and growth stocks; and (iii) diversifying across many sectors and industries.

The fund normally will, but is not obligated to, sell a stock if its yield or growth prospects are expected to be below the benchmark average. It may also sell a stock when it reaches a target price or when the managers believe other investments offer better opportunities.

The Main Risks of Investing in the Fund

There are several risk factors that could hurt the fund's performance, cause you to lose money or make the fund perform less well than other investments.

As with most stock funds, the most important factor with this fund is how stock markets perform. When stock prices fall, you should expect the value of your investment to fall as well. Because a stock represents ownership in its issuer, stock prices can be hurt by poor management, shrinking product demand and other business risks. These may affect single companies as well as groups of companies.

To the extent that the fund focuses on a given industry or a particular size of a company, factors affecting that industry or size of a company could affect the value of portfolio securities. For example, a rise in unemployment could hurt manufacturers of consumer goods, and large company stocks at times may not perform as well as stocks of smaller companies.

Other factors that could affect performance include:

o the managers could be wrong in their analysis of economic trends, industries, companies or other matters

o to the extent that the fund invests for income, it may miss opportunities in faster-growing stocks

o        derivatives could produce disproportionate losses

o the fund's risk management strategies could make long-term performance somewhat lower than it would have been without these strategies

o at times, market conditions might make it hard to value some investments or to get an attractive price for them

THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.

This fund is designed for investors interested in a relatively conservative fund to provide growth and some current income.

The Fund's Performance History

While a fund's past performance isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know.

The bar chart shows how the total returns for the fund's Class S shares have varied from year to year, which may give some idea of risk. The table shows average annual total returns for the fund's Class S shares and a broad based market index (which, unlike the fund, does not have any fees or expenses). The performance of both the fund and the index vary over time. All figures on this page assume reinvestment of dividends and distributions.

Scudder Growth and Income Fund
--------------------------------------------------------------------------------
Annual Total Returns (%) as of 12/31 each year                     Class S
--------------------------------------------------------------------------------
THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:


1991       28.16
1992        9.57
1993       15.59
1994        2.60
1995       31.18
1996       22.18
1997       30.31
1998        6.07
1999        6.15
2000       -2.44


2001 Total Return as of September 30: -20.43%

For the periods included in the bar chart:
Best Quarter: 15.26%, Q2 1997             Worst Quarter: -13.39%, Q3 1998


--------------------------------------------------------------------------------
Average Annual Total Returns (%) as of 12/31/2000
--------------------------------------------------------------------------------

                                      1 Year         5 Years         10 Years
--------------------------------------------------------------------------------
Fund -- Class S*                      -2.44           11.83           14.34
--------------------------------------------------------------------------------
Index                                 -9.10           18.33           17.46
--------------------------------------------------------------------------------

Index: Standard & Poor's 500 Composite Stock Price

Index (S&P 500 Index), an unmanaged capitalization-weighted index that includes 500 large-cap U.S. stocks.

In both the chart and the table, total returns for 1992 would have been lower if operating expenses hadn't been reduced.

* Performance for Class AARP shares is not provided because this class does not have a full calendar year of performance.

How Much Investors Pay

This fund has no sales charges or other shareholder fees. The fund does have annual operating expenses, and as a shareholder of either Class AARP or Class S shares you pay them indirectly.

--------------------------------------------------------------------------------
Fee Table
--------------------------------------------------------------------------------
Shareholder Fees, paid directly from your investment                   None
--------------------------------------------------------------------------------

Annual Operating Expenses, deducted from fund assets
--------------------------------------------------------------------------------
Management Fee                                                         0.45%
--------------------------------------------------------------------------------
Distribution/Service (12b-1) Fee                                       None
--------------------------------------------------------------------------------
Other Expenses*                                                         0.30
--------------------------------------------------------------------------------
Total Annual Operating Expenses                                         0.75
--------------------------------------------------------------------------------

* Includes a fixed rate administrative fee of 0.30%.

Based on the costs above, this example helps you compare this fund's expenses to those of other mutual funds. This example assumes the expenses above remain the same. It also assumes that you invested $10,000, earned 5% annual returns, reinvested all dividends and distributions and sold your shares at the end of each period. This is only an example; actual expenses will be different.

--------------------------------------------------------------------------------
Example                     1 Year        3 Years       5 Years       10 Years
--------------------------------------------------------------------------------
Class AARP/S shares           $77          $240           $417          $930
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                  |  Class AARP     Class S
                                   ticker symbol  |  ACGFX          SCGSX
                                     fund number  |  198            398

  Scudder Capital Growth Fund
--------------------------------------------------------------------------------

The Fund's Main Investment Strategy

The fund seeks to provide long-term capital growth while actively seeking to reduce downside risk compared with other growth mutual funds. The fund invests at least 65% of total assets in equities, mainly common stocks of U.S. companies. Although the fund can invest in companies of any size, it generally focuses on established companies that are similar in size to the companies in the S&P 500 Index (as of 12/31/01, the S&P 500 Index had a median market capitalization of $8.20 billion). The fund does not invest in securities issued by tobacco-producing companies.

In choosing stocks, the portfolio manager looks for individual companies that have displayed above-average earnings growth compared to other growth companies and that have strong product lines, effective management and leadership positions within core markets. The manager also analyzes each company's valuation, stock price movements and other factors.

The manager uses analytical tools to actively monitor the risk profile of the portfolio as compared to comparable funds and appropriate benchmarks and peer groups. The manager uses several strategies in seeking to reduce downside risk, including:

o        focusing on high quality companies with reasonable valuations

o        diversifying broadly among companies, industries and sectors

o limiting the majority of the portfolio to no more than 3.5% in any one issuer (other funds may invest 5% or more)

THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.

OTHER INVESTMENTS Although the fund is permitted to use various types of derivatives (contracts whose value is based on, for example, indices, currencies or securities), the manager doesn't intend to use them as principal investments and may not use them at all.

Depending on their outlook, the manager may increase or reduce the fund's exposure to a given industry or company. The fund will normally sell a stock when the manager believes it is too highly valued, its fundamental qualities have deteriorated or its potential risks have increased.

The Main Risks of Investing in the Fund

There are several risk factors that could hurt fund performance, cause you to lose money or make the fund perform less well than other investments.

As with most stock funds, the most important factor with this fund is how stock markets perform -- in this case, the medium and large growth company portions of the U.S. stock market. When prices of these stocks fall, you should expect the value of your investment to fall as well. At times, large or medium company stocks may not perform as well as stocks of smaller companies. Because a stock represents ownership in its issuer, stock prices can be hurt by poor management, shrinking product demand and other business risks. These may affect single companies as well as groups of companies.

To the extent that the fund has exposure to a given industry, any factors affecting that industry could affect the value of portfolio securities. For example, a rise in unemployment could hurt manufacturers of consumer goods.

Other factors that could affect performance include:

o the manager could be wrong in his analysis of companies, industries, risk factors or other matters

o        growth stocks may be out of favor for certain periods

o        derivatives could produce disproportionate losses

o the fund's risk management strategies could make long-term performance somewhat lower than it would have been without these strategies

o at times, market conditions might make it hard to value some investments or to get an attractive price for them

THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE
PRECEDING PARAGRAPHS.

This fund is designed for investors interested in a long-term investment that seeks to lower its share price volatility compared with other growth mutual funds.

The Fund's Performance History

While a fund's past performance isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know.

The bar chart shows how the total returns of the fund's Class AARP shares have varied from year to year, which may give some idea of risk. The table shows how fund performance compares with a broad-based market index (which, unlike the fund, does not have any fees or expenses). The performance of both the fund and the index varies over time. All figures on this page assume reinvestment of dividends and distributions. On July 17, 2000, the fund was reorganized from AARP Capital Growth Fund, a series of AARP Growth Trust, into Class AARP of Scudder Capital Growth Fund, a newly created series of Investment Trust. The performance of Class AARP for periods prior to July 17, 2000, in the bar chart and performance table reflects the performance of AARP Capital Growth Fund.

Scudder Capital Growth Fund
--------------------------------------------------------------------------------
Annual Total Returns (%) as of 12/31 each year                     Class AARP
--------------------------------------------------------------------------------
THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:


1991       40.53
1992        4.72
1993       15.98
1994      -10.04
1995       30.54
1996       20.62
1997       35.08
1998       23.73
1999       35.44
2000      -10.33


2001 Total Return as of September 30: -30.73%

For the periods included in the bar chart:
Best Quarter: 25.83%, Q4 1998              Worst Quarter: -15.43%, Q3 1998


--------------------------------------------------------------------------------
Average Annual Total Returns (%) as of 12/31/2000
--------------------------------------------------------------------------------

                            1 Year              5 Years            10 Years
--------------------------------------------------------------------------------
Fund -- Class AARP*          -10.33               19.61               17.24
--------------------------------------------------------------------------------
Index                         -9.10               18.33               17.46
--------------------------------------------------------------------------------

Index: Standard & Poor's 500 Composite Stock Price

Index (S&P 500 Index), an unmanaged, capitalization-weighted index that includes 500 large-cap U.S. stocks.

* Performance for Class S shares is not provided because this class does not have a full calendar year of performance.

How Much Investors Pay

This fund has no sales charges or other shareholder fees. The fund does have annual operating expenses, and as a shareholder of either Class AARP or Class S shares, you pay them indirectly.

--------------------------------------------------------------------------------
Fee Table
--------------------------------------------------------------------------------
Shareholder Fees, paid directly from your investment                   None
--------------------------------------------------------------------------------

Annual Operating Expenses, deducted from fund assets
--------------------------------------------------------------------------------
Management Fee                                                         0.58%
--------------------------------------------------------------------------------
Distribution (12b-1) Fee                                               None
--------------------------------------------------------------------------------
Other Expenses*                                                         0.30
--------------------------------------------------------------------------------
Total Annual Operating Expenses                                         0.88
--------------------------------------------------------------------------------

* Includes a fixed rate administrative fee of 0.30%.

Based on the costs above, this example helps you compare this fund's expenses to those of other mutual funds. This example assumes the expenses above remain the same. It also assumes that you invested $10,000, earned 5% annual returns, reinvested all dividends and distributions and sold your shares at the end of each period. This is only an example; actual expenses will be different.

--------------------------------------------------------------------------------
Example                     1 Year        3 Years       5 Years       10 Years
--------------------------------------------------------------------------------
Class AARP/S shares           $90          $281           $488         $1,084
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                    |  Class AARP     Class S
                                     ticker symbol  |  ASCSX          SSLCX
                                       fund number  |  139            339

  Scudder Small Company Stock Fund
--------------------------------------------------------------------------------

The Fund's Main Investment Strategy

The fund seeks to provide long-term capital growth while actively seeking to reduce downside risk as compared with other small company stock funds. It does this by investing, under normal circumstances, at least 80% of net assets, plus the amount of any borrowings for investment purposes, in common stocks of small U.S. companies with potential for above-average long-term capital growth. These companies are similar in size to the companies in the Russell 2000 Index (as of 12/31/01, the Russell 2000 Index had a median market capitalization of $414 million). The fund does not invest in securities issued by tobacco-producing companies.

The managers use a multi-step process to manage the fund:

Stock Evaluation. The managers rely on a proprietary, quantitative screening process to identify stocks with above-average capital appreciation potential. Four primary factors are considered: valuation, trends in fundamentals, price momentum, and risk. Valuation helps the managers measure how expensive a security is relative to its peers. Trends in fundamentals such as sales and earnings suggest whether the company's business is stable, improving, or deteriorating. Price momentum provides an indicator of how the market is responding to these fundamentals. Risk measures help the managers understand the degree of financial uncertainty for a given company. Each stock is then ranked based on its relative attractiveness.

--------------------------------------------------------------------------------
OTHER INVESTMENTS The fund may invest up to 20% of total assets in U.S. government securities. Although the fund is permitted to use various types of derivatives (contracts whose value is based on, for example, indices, currencies or securities), the managers don't intend to use them as principal investments and may not use them at all.

Portfolio Construction. The managers build a diversified portfolio of attractively rated companies using analytical tools to actively monitor the risk profile of the portfolio compared to appropriate benchmarks and peer groups. The managers use several strategies in seeking to reduce downside risk, including:

o  focusing on companies with reasonable valuations

o diversifying broadly among industries and companies (typically over 200 companies)

o limiting the majority of the portfolio to 2% in any one issuer (other funds may invest 5% or more)

The fund will normally sell a stock when the managers believe it is too highly valued, its fundamental qualities have deteriorated, its potential risks have increased or it no longer qualifies as a small company.

The Main Risks of Investing in the Fund


There are several risk factors that could hurt the fund's performance, cause you to lose money or make the fund perform less well than other investments.

As with most stock funds, the most important factor with this fund is how stock markets perform -- in this case, the small company portion of the U.S. market. When small company stock prices fall, you should expect the value of your investment to fall as well. Small company stocks tend to be more volatile than stocks of larger companies, in part because small companies tend to be less established than larger companies and more vulnerable to competitive challenges and bad economic news, and the valuation of their stocks often depend on future expectations. Because a stock represents ownership in its issuer, stock prices can be hurt by poor management, shrinking product demand and other business risks. These may affect single companies as well as groups of companies.

To the extent that the fund has exposure to a given industry, any factors affecting that industry could affect the value of portfolio securities. For example, a rise in unemployment could hurt manufacturers of consumer goods.

THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE
PRECEDING PARAGRAPHS.

This fund is designed for long-term investors interested in a fund that seeks to temper the risks of investing in small company stocks.

Other factors that could affect performance include:

o        small company stocks may be out of favor for certain periods

o        the managers could be wrong in their analysis of companies

o        derivatives could produce disproportionate losses

o the fund's risk management strategies could make long-term performance somewhat lower than it would have been without these strategies

o at times, market conditions might make it hard to value some investments or to get an attractive price for them

The Fund's Performance History

While a fund's past performance isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know.

The bar chart shows how the total returns for the fund's Class AARP shares have varied from year to year, which may give some idea of risk. The table shows how fund performance compares with a broad-based market index (which, unlike the fund, does not have any fees or expenses). The performance of both the fund and the index varies over time. All figures on this page assume reinvestment of dividends and distributions. On July 17, 2000, the fund was reorganized from AARP Small Company Stock Fund, a series of AARP Growth Trust, into Class AARP of Scudder Small Company Stock Fund, a newly created series of Investment Trust. The performance of Class AARP in the bar chart and performance table for periods prior to July 17, 2000 reflects the performance of AARP Small Company Stock Fund.

Scudder Small Company Stock Fund
--------------------------------------------------------------------------------
Annual Total Returns (%) as of 12/31 each year                     Class AARP
--------------------------------------------------------------------------------
THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:


1998     -6.24
1999     -3.53
2000     -1.89


2001 Total Return as of September 30: -9.01%

For the periods included in the bar chart:
Best Quarter: 19.49%, Q2 1999              Worst Quarter: -17.20%, Q3 1998


--------------------------------------------------------------------------------
Average Annual Total Returns (%) as of 12/31/2000
--------------------------------------------------------------------------------

                                      1 Year                Since Inception*
--------------------------------------------------------------------------------
Fund -- Class AARP**                   -1.89                       4.47
--------------------------------------------------------------------------------
Index                                  -3.02                       8.47
--------------------------------------------------------------------------------

Index: The Russell 2000 Index, an unmanaged capitalization-weighted measure of approximately 2,000 small U.S. stocks.

*  Since 2/1/1997. Index comparison begins 1/31/1997.

** Performance for Class S shares is not provided because this class does not have a full calendar year of performance.

In the chart, total returns for 1998 and 2000 would have been lower if operating expenses hadn't been reduced.

In the table, total returns from inception through 1998 and 2000 would have been lower if operating expenses hadn't been reduced.

How Much Investors Pay

This fund has no sales charges or other shareholder fees. The fund does have annual operating expenses, and as a shareholder of either Class AARP or Class S shares, you pay them indirectly.

--------------------------------------------------------------------------------
Fee Table
--------------------------------------------------------------------------------
Shareholder Fees, paid directly from your investment                   None
--------------------------------------------------------------------------------

Annual Operating Expenses, deducted from fund assets
--------------------------------------------------------------------------------
Management Fee                                                         0.75%
--------------------------------------------------------------------------------
Distribution (12b-1) Fee                                               None
--------------------------------------------------------------------------------
Other Expenses*                                                         0.45
--------------------------------------------------------------------------------
Total Annual Operating Expenses                                         1.20
--------------------------------------------------------------------------------

* Includes a fixed rate administrative fee of 0.45%.

Based on the costs above, this example helps you compare this fund's expenses to those of other mutual funds. This example assumes the expenses above remain the same. It also assumes that you invested $10,000, earned 5% annual returns, reinvested all dividends and distributions and sold your shares at the end of each period. This is only an example; actual expenses will be different.

--------------------------------------------------------------------------------
Example                     1 Year        3 Years       5 Years       10 Years
--------------------------------------------------------------------------------
Class AARP/S shares          $122          $381           $660         $1,455
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                  |  Class AARP     Class S
                                   ticker symbol  |  ACOBX          SCOBX
                                     fund number  |  107            007

  Scudder Global Fund
--------------------------------------------------------------------------------

The Fund's Main Investment Strategy

The fund seeks long-term growth of capital while actively seeking to reduce downside risk as compared with other global growth funds. The fund invests at least 65% of its total assets in U.S. and foreign equities (equities issued by U.S. and foreign-based companies). Most of the fund's equities are common stocks. Although the fund can invest in companies of any size and from any country, it generally focuses on established companies in countries with developed economies. The fund does not invest in securities issued by tobacco-producing companies.

In choosing stocks, the portfolio managers use a combination of three analytical disciplines:

Bottom-up research. The managers look for companies that are industry leaders, have strong finances and management, and appear able to make the most of local, regional and global opportunities.

Growth orientation. The managers primarily invest in companies that offer the potential for sustainable above-average earnings growth and whose market value appears reasonable in light of their business prospects.

Analysis of global themes. The managers consider global economic outlooks, seeking to identify industries and companies that are likely to benefit from social, political and economic changes.

The managers intend to keep the fund's holdings diversified across industries and geographical areas, although, depending on their outlook, they may increase or reduce the fund's exposure to a given industry or area.

--------------------------------------------------------------------------------
OTHER INVESTMENTS Although the fund is permitted to use various types of derivatives (contracts whose value is based on, for example, indices, commodities, currencies, or securities), the managers don't intend to use them as principal investments and may not use them at all.

The managers use analytical tools to actively monitor the risk profile of the portfolio as compared to comparable funds and appropriate benchmarks and peer groups.

The managers use several strategies in seeking to reduce downside risk, including: (i) diversifying broadly among companies, industries, countries and regions; (ii) focusing on high quality companies with reasonable valuations; and
(iii) generally focusing on countries with developed economies.

The fund will normally sell a stock when the managers believe its price is unlikely to go much higher, its fundamentals have deteriorated, other investments offer better opportunities or in the course of adjusting the fund's emphasis on a given country.

The Main Risks of Investing in the Fund

There are several risk factors that could hurt the fund's performance, cause you to lose money or make the fund perform less well than other investments.

As with most stock funds, the most important factor with this fund is how stock markets perform, both in the U.S. and abroad. When stock prices fall, you should expect the value of your investment to fall as well. Foreign stocks tend to be more volatile than their U.S. counterparts, for reasons ranging from political and economic uncertainties to a higher risk that essential information may be incomplete or wrong. These risks tend to be greater in emerging markets, so to the extent that the fund invests in emerging markets (such as Latin America and most Pacific Basin countries), it takes on greater risks. Because a stock represents ownership in its issuer, stock prices can be hurt by poor management, shrinking product demand, and other business risks. These may affect single companies as well as groups of companies.

A second major factor is currency exchange rates. When the dollar value of a foreign currency falls, so does the value of any investments the fund owns that are denominated in that currency. This is separate from market risk, and may add to market losses or reduce market gains.

THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE
PRECEDING PARAGRAPHS.

This fund is designed for long-term investors interested in a broadly diversified approach to global investing.

Other factors that could affect performance include:

o the managers could be wrong in their analysis of companies, sectors, economic trends, the relative attractiveness of different sizes of stocks or other matters

o  derivatives could produce disproportionate losses

o the fund's risk management strategies could make long-term performance somewhat lower than it would have been without these strategies

o at times, market conditions might make it hard to value some investments or to get an attractive price for them

The Fund's Performance History

While a fund's past performance isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know.

The bar chart shows how returns for the fund's Class S shares have varied from year to year, which may give some idea of risk. The table shows average annual total returns for the fund and a broad-based market index (which, unlike the fund, does not have any fees or expenses).

The performance of both the fund and the index varies over time. All figures on this page assume reinvestment of dividends and distributions.

Scudder Global Fund
--------------------------------------------------------------------------------
Annual Total Returns (%) as of 12/31 each year                       Class S
--------------------------------------------------------------------------------
THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:


1991       17.07
1992        4.54
1993       31.10
1994       -4.20
1995       20.53
1996       13.65
1997       17.24
1998       12.59
1999       23.47
2000       -3.01


2001 Total Return as of September 30: -20.70%

For the periods included in the bar chart:
Best Quarter: 15.20%, Q4 1999             Worst Quarter: -12.25%, Q3 1998


--------------------------------------------------------------------------------
Average Annual Total Returns (%) as of 12/31/2000
--------------------------------------------------------------------------------

                                      1 Year          5 Years        10 Years
--------------------------------------------------------------------------------
Fund -- Class S*                        -3.01           12.43           12.78
--------------------------------------------------------------------------------
Index                                  -13.18           12.12           11.93
--------------------------------------------------------------------------------

Index: Morgan Stanley Capital International (MSCI) World Index, an unmanaged capitalization-weighted measure of global stock markets including the U.S., Canada, Europe, Australia and the Far East.

* Performance for Class AARP is not provided because this class does not have a full calendar year of performance.

How Much Investors Pay

This fund has no sales charges or other shareholder fees. The fund does have annual operating expenses, and as a shareholder of either Class AARP or Class S shares you pay them indirectly.

--------------------------------------------------------------------------------
Fee Table
--------------------------------------------------------------------------------
Shareholder Fees, paid directly from your investment                   None
--------------------------------------------------------------------------------

Annual Operating Expenses, deducted from fund assets
--------------------------------------------------------------------------------
Management Fee                                                         0.96%
--------------------------------------------------------------------------------
Distribution (12b-1) Fee                                               None
--------------------------------------------------------------------------------
Other Expenses*                                                         0.38
--------------------------------------------------------------------------------
Total Annual Operating Expenses                                         1.34
--------------------------------------------------------------------------------

* Includes a fixed rate administrative fee of 0.375%.

Information in the table has been restated to reflect a new fixed rate administrative fee and a new investment management fee rate.

Based on the costs above, this example helps you compare this fund's expenses to those of other mutual funds. The example assumes the expenses above remain the same. It also assumes that you invested $10,000, earned 5% annual returns, reinvested all dividends and distributions, and sold your shares at the end of each period. This is only an example; actual expenses will be different.

--------------------------------------------------------------------------------
Example                     1 Year        3 Years       5 Years       10 Years
--------------------------------------------------------------------------------
Class AARP/S shares          $136          $425           $734         $1,613
--------------------------------------------------------------------------------

Other Policies and Risks

While the sections on the previous pages describe the main points of each fund's strategy and risks, there are a few other issues to know about:

o Although major changes tend to be infrequent, each fund's Board will provide shareholders with at least 60 days' notice prior to making any changes to each fund's 80% investment policy. However, the policy of investing at least 80% of net assets, plus the amount of any borrowings for investment purposes, in municipal securities exempt from regular federal income tax for Scudder Managed Municipal Bond Fund cannot be changed without shareholder approval.

o As a temporary defensive measure, each fund could shift up to 100% (20% in the case of Scudder Managed Municipal Bond Fund) of its assets into investments such as money market securities. This could prevent losses, but would mean that a fund would not be pursuing its goal.

o Scudder GNMA Fund may trade securities more actively, which could mean higher expenses (thus lowering performance) and higher taxable distributions.

o The advisor measures credit quality at the time it buys securities, using independent rating agencies or, for unrated, judged by the advisor to be of equivalent quality. All securities must meet the credit quality standards applied by the advisor. If a security's credit quality changes, the advisor will decide what to do with the security, based on its assessment of what would benefit shareholders most.

Euro conversion

Funds that invest in foreign securities could be affected by accounting differences, changes in tax treatment or other issues related to the conversion of certain European currencies into the euro, which is already well underway. The advisor is working to address euro-related issues as they occur and has been notified that other key service providers are taking similar steps. Still, there's some risk that this problem could materially affect a fund's operation (including its ability to calculate net asset value and to handle purchases and redemptions), its investments or securities markets in general.

For more information

This prospectus doesn't tell you about every policy or risk of investing in the funds.

If you want more information on each fund's allowable securities and investment practices and the characteristics and risks of each one, you may want to request a copy of the Statement of Additional Information (the back cover tells you how to do this).

Keep in mind that there is no assurance that any mutual fund will achieve its goal.

Who Manages and Oversees the Funds

The investment advisor

Deutsche Investment Management Americas Inc. ("DeIM"), which is part of Deutsche Asset Management, is the investment advisor for each fund. Under the supervision of the Board of Trustees/Directors, DeIM, with headquarters at 345 Park Avenue, New York, NY, makes each fund's investment decisions, buys and sells securities for each fund and conducts research that leads to these purchase and sale decisions. DeIM has more than 80 years of experience managing mutual funds and provides a full range of investment advisory services to institutional and retail clients. Each fund's investment advisor is also responsible for selecting brokers and dealers and for negotiating brokerage commissions and dealer charges.

Deutsche Asset Management is the marketing name in the U.S. for the asset management activities of Deutsche Bank AG, DeIM, Deutsche Asset Management, Inc., Deutsche Bank Securities, Inc., Deutsche Asset Management Investment Services Ltd., Deutsche Bank Trust Company Americas and Scudder Trust Company.

Deutsche Asset Management is a global asset management organization that offers a wide range of investing expertise and resources, including more than 500 portfolio managers and analysts and an office network that reaches the world's major investment centers. This well-resourced global investment platform brings together a wide variety of experience and investment insight across industries, regions, asset classes and investing styles.

DeIM is an indirect, wholly-owned subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution that is engaged in a wide range of financial services, including investment management, mutual fund, retail, private and commercial banking, investment banking and insurance.

The advisor receives a management fee from each fund. Below are the actual rates paid by each fund for the most recent fiscal year, as a percentage of each fund's average daily net assets:

Fund Name                                              Fee Paid
---------------------------------------------------------------------
Scudder GNMA Fund                                        0.40%
---------------------------------------------------------------------
Scudder Managed Municipal Bond Fund                      0.41%
---------------------------------------------------------------------
Scudder Growth and Income Fund                           0.45%
---------------------------------------------------------------------
Scudder Capital Growth Fund                              0.58%
---------------------------------------------------------------------
Scudder Small Company Stock Fund                         0.75%
---------------------------------------------------------------------
Scudder Global Fund                                      0.96%
---------------------------------------------------------------------

Certain funds have entered into a new investment management agreement with the advisor. The table below describes the fee rates for each fund and the effective date of these agreements.


Average Daily Net Assets                              Fee Rate
---------------------------------------------------------------------
Scudder Global Fund
---------------------------------------------------------------------

Investment Management Fee effective September 11, 2000
---------------------------------------------------------------------
first $500 million                                    1.000%
---------------------------------------------------------------------
next $500 million                                     0.950%
---------------------------------------------------------------------
next $500 million                                     0.900%
---------------------------------------------------------------------
next $500 million                                     0.850%
---------------------------------------------------------------------
more than $2 billion                                  0.800%
---------------------------------------------------------------------

AARP through its affiliates monitors and approves the AARP Investment Program from Scudder Investments, but does not recommend specific mutual funds. The advisor has agreed to pay a fee to AARP and/or its affiliates in return for the use of the AARP trademark and services relating to investments by AARP members in AARP Class shares of each fund. This fee is calculated on a daily basis as a percentage of the combined net assets of the AARP Classes of all funds managed by the advisor. The fee rates, which decrease as the aggregate net assets of the AARP Classes become larger, are as follows: 0.07% for the first $6 billion in net assets, 0.06% for the next $10 billion and 0.05% thereafter. These amounts are used for the general purposes of AARP and its members.

The portfolio managers

The following people handle the day-to-day management of each fund.

Scudder GNMA Fund                            Scudder Managed Municipal Bond Fund

  Scott Dolan                                Philip G. Condon
  Senior Vice President of Deutsche Asset    Managing Director of Deutsche Asset
  Management and Lead Manager of the fund.   Management and Co-Lead Manager of
  o   Joined Deutsche Asset Management in    the fund.
      1989.                                  o    Joined Deutsche Asset Management
  o   Joined Scudder GNMA Fund in 1997.           in 1983 and the fund in 1990.
  o   Joined Scudder U.S. Government         o    Over 26 years of investment
      Securities Fund in 1998.                    industry experience.
  o   Over 13 years of investment industry   o    MBA, University of Massachusetts
      experience.                                 at Amherst.
  o   MS, Boston College.
                                             Ashton P. Goodfield
  John Dugenske                              CFA, Managing Director of Deutsche
  CFA, Managing Director of Deutsche Asset   Asset Management and Co-Lead Manager
  Management and Portfolio Manager of the    of the fund.
  fund.                                      o    Joined Deutsche Asset Management
  o   Joined Deutsche Asset Management in         in 1986 and the fund in 1998.
      1998 and the funds in 2002.            o    Over 16 years of investment
  o   Over 12 years of investment industry        industry experience.
      experience.
  o   MSME, University of Illinois.          Eleanor R. Brennan
  o   MBA, University of Illinois.           CFA, Director of Deutsche Asset
                                             Management and Co-Lead Manager of
  Sean McCaffrey                             the fund.
  CFA, Managing Director of Deutsche Asset   o    Joined Deutsche Asset Management
  Management and Portfolio Manager of the         in 1995 and the fund in 1999.
  fund.                                      o    Over 16 years of investment
  o    Joined Deutsche Asset Management in         industry experience.
      1996 after five years of experience    o    MS, Drexel University.
      as fixed income analyst specializing
      in synthetic GIC bond portfolios at    Matthew J. Caggiano
      Fidelity Investments.                  CFA, Vice President of Deutsche Asset
  o   Portfolio manager for Stable Value     Management and Portfolio Manager of
      strategies, responsible for            the fund.
      overseeing the group's stable value    o    Joined Deutsche Asset Management
      and bond index efforts in                   in 1989 and the fund in 1999.
      asset-backed and mortgage-backed       o    Over 13 years of investment
      securities as well as other                 industry experience.
      financial instruments underlying       o    MS, Boston College.
      synthetic GICs: New York.
  o    MBA, Yale University.                 Scudder Growth and Income Fund
  o    Joined the funds in 2002.
                                             Kathleen T. Millard
  William Chepolis                           Lead Portfolio Manager
  CFA, Senior Vice President of Deutsche     o    Began investment career in 1983
  Asset Management and Portfolio Manager     o    Joined the advisor in 1991
  of the fund.                               o    Joined the fund team in 1991
  o    Joined Deutsche Asset Management in
      1998 and the funds in 2002.            Gregory S. Adams
  o   Previously worked at Norwest Bank      o    Began investment career in 1987
      Minnesota, N.A. (now Wells Fargo       o    Joined the advisor in 1999
      Bank) as a portfolio manager           o    Joined the fund team in 1999
      (1983-88, 1993-98) and foreign
      exchange currency and option trader
      (1988-1995).

                                       37

Scudder Capital Growth Fund                  Scudder Global Fund

  William Gadsden                            William Holzer
  CFA, Managing Director of Deutsche Asset   Managing Director of Deutsche Asset
  Management and Co-Manager of the fund.     Management and Co-Manager of the fund.
  o   Joined Deutsche Asset Management in    o    Joined Deutsche Asset Management
      1983.                                       in 1980 and the fund in 1986.
  o   Joined Scudder Capital Growth Fund     o    Over 24 years of experience in
      in 1999.                                    global investing.
  o   Joined Scudder Growth Fund in 2002.    o    MBA, New York University.
  o   Joined Scudder Large Company Growth
      Fund in 2002.                          Steve Wreford
  o   Over 21 years of investment industry   Vice President of Deutsche Asset
      experience.                            Management and Co-Manager of the fund.
  o   MBA, Wharton Business School,          o    Joined Deutsche Asset Management
      University of Pennsylvania.                 in 2001 and the fund in 2002.
                                             o    Responsible for European
  Jesse Stuart                                    Telecommunications Research.
  Senior Vice President of Deutsche Asset    o    Prior to that, served as equity
  Management and Co-Manager of the fund.          analyst responsible for European
  o   Joined Deutsche Asset Management in         telecommunication research, after
      1996.                                       five years of experience as
  o   Joined Scudder Capital Growth Fund          telecommunication and technology
      in 2000.                                    equity analyst for CCF
  o   Joined Scudder Growth Fund in 2001.         International; CCF Charterhouse,
  o   Joined Scudder Large Company Growth         London and as management
      Fund in 2001.                               consultant for KPMG, U.K.
  o   Over 6 years of investment industry    o    Chartered Account (U.S. CPA
      experience.                                 equivalent).

Scudder Small Company Stock Fund             Peter Crays
                                             Senior Associate of Deutsche Asset
  Joshua Feuerman                            Management and Co-Manager of the fund.
  CFA, Managing Director of Deutsche Asset   o    Joined Deutsche Asset Management
  Management and Co-Manager of the fund.          in 1999 and the fund in 2000.
  o   Joined Deutsche Asset Management in    o    Vice president/research manager
      1999 and the funds in 2002.                 for the Americas, IBES
  o   Head of Global Quantitative Equity:         International, Inc. from 1994 to
      New York.                                   1999.
  o   10 years of experience at State        o    MBA, Fordham University.
      Street Global Advisors where he
      served as head of international        Nick Bratt
      strategies, including emerging and     Managing Director of Deutsche Asset
      developed markets, and earlier in      Management and Co-Manager of the fund.
      product engineering and                o    Joined Deutsche Asset Management
      international equity research.              in 1976 and since that time has
  o   MBA, University of Chicago.                 over 26 years of experience in
                                                  international investing.
  Michael Patchen                            o    Joined the fund in 1993.
  Assistant Vice President of Deutsche
  Asset Management and Co-Manager of the
  fund.
  o   Portfolio manager of international
      quantitative strategies: New York.
  o   Joined Deutsche Asset Management in
      2000, with 4 years of experience
      including global strategies
      associate at AQR Capital Management
      and asset allocation analyst at
      Goldman Sachs Asset Management.
  o   Joined the funds in 2002.

Financial Highlights

These tables are designed to help you understand each fund's financial performance. The figures in the first part of each table are for a single share. The total return figures represent the percentage that an investor in a particular fund would have earned (or lost), assuming all dividends and distributions were reinvested. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with each fund's financial statements, is included in that fund's annual report (see "Shareholder reports" on the back cover). On July 17, 2000, Scudder Capital Growth Fund and Scudder Small Company Stock Fund were reorganized from AARP Growth Trust into two newly created series of Investment Trust. On July 17, 2000, Scudder GNMA Fund changed its name from AARP GNMA and U.S. Treasury Fund, a series of AARP Income Trust.

Scudder GNMA Fund -- Class AARP

--------------------------------------------------------------------------------
 Years Ended September 30,           2001     2000      1999     1998      1997
--------------------------------------------------------------------------------

Selected Per Share Data
--------------------------------------------------------------------------------
Net asset value, beginning of     $14.60    $14.61   $15.40    $15.16   $14.91
period
--------------------------------------------------------------------------------
Income (loss) from investment
operations:
  Net investment income            .91^b       .94      .94       .99      .98
--------------------------------------------------------------------------------
  Net realized and unrealized        .72     (.01)    (.79)       .24      .25
  gain (loss) on investment
  transactions
--------------------------------------------------------------------------------
  Total from investment operations  1.63       .93      .15      1.23     1.23
--------------------------------------------------------------------------------
Less distributions from:
  Net investment income            (.91)     (.94)    (.94)     (.99)    (.98)
--------------------------------------------------------------------------------
Net asset value, end of period    $15.32    $14.60   $14.61    $15.40   $15.16
--------------------------------------------------------------------------------
Total Return (%)                   11.50      6.62      .99      8.40     8.49
--------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
--------------------------------------------------------------------------------
Net assets, end of period          3,875     3,703    4,216     4,593    4,584
($ millions)
--------------------------------------------------------------------------------
Ratio of expenses before expense
reductions (%)                       .71     .74^a      .65       .61      .65
--------------------------------------------------------------------------------
Ratio of expenses after expense
reductions (%)                       .71     .73^a      .65       .61      .65
--------------------------------------------------------------------------------
Ratio of net investment income (%)  6.06      6.52     6.25      6.52     6.51
--------------------------------------------------------------------------------
Portfolio turnover rate (%)        203^c     264^c     245c       160       87
--------------------------------------------------------------------------------

^a The ratios of operating expenses excluding costs incurred in connection with the reorganization in fiscal 2000 before and after expense reductions were .73% and .73%, respectively.

^b Based on average shares outstanding during the period.

^c The portfolio turnover rates including mortgage dollar roll transactions were 231%, 337% and 258% for the years ended September 30, 2001, 2000 and 1999, respectively.

Scudder GNMA Fund -- Class S

--------------------------------------------------------------------------------
 Years Ended September 30,                                       2001     2000^a
--------------------------------------------------------------------------------

Selected Per Share Data
--------------------------------------------------------------------------------
Net asset value, beginning of period                           $14.61   $14.45
--------------------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income                                         .91^b      .19
--------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investment           .72      .16
  transactions
--------------------------------------------------------------------------------
  Total from investment operations                               1.63      .35
--------------------------------------------------------------------------------
Less distributions from:
  Net investment income                                         (.92)    (.19)
--------------------------------------------------------------------------------
Net asset value, end of period                                 $15.32   $14.61
--------------------------------------------------------------------------------
Total Return (%)                                                11.49   2.72**
--------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
--------------------------------------------------------------------------------
Net assets, end of period ($ millions)                            399      306
--------------------------------------------------------------------------------
Ratio of expenses (%)                                             .72   .68^c*
--------------------------------------------------------------------------------
Ratio of net investment income (%)                               6.05    6.64*
--------------------------------------------------------------------------------
Portfolio turnover rate (%)                                     203^d    264^d
--------------------------------------------------------------------------------

^a For the period from July 17, 2000 (commencement of sales of Class S shares) to September 30, 2000.

^b Based on average shares outstanding during the period.

^c The ratio of operating expenses includes a one-time reduction in reorganization expenses. The ratio without this reduction was .71%.

^d The portfolio turnover rates including mortgage dollar roll transactions were 231% and 337% for the years ended September 30, 2001 and 2000, respectively.

*  Annualized

** Not annualized

Scudder Managed Municipal Bond Fund -- Class AARP

--------------------------------------------------------------------------------
 Years Ended May 31,                                            2002^c    2001^a
--------------------------------------------------------------------------------

Selected Per Share Data
--------------------------------------------------------------------------------
Net asset value, beginning of period                           $ 8.95   $ 8.69
--------------------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income                                           .45      .37
--------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investment           .17      .26
  transactions
--------------------------------------------------------------------------------
  Total from investment operations                                .62      .63
--------------------------------------------------------------------------------
Less distributions from:
  Net investment income                                         (.45)    (.37)
--------------------------------------------------------------------------------
Net asset value, end of period                                 $ 9.12   $ 8.95
--------------------------------------------------------------------------------
Total Return (%)                                                 6.92   7.35**
--------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
--------------------------------------------------------------------------------
Net assets, end of period ($ millions)                          1,502    1,470
--------------------------------------------------------------------------------
Ratio of expenses (%)                                             .57   .64^b*
--------------------------------------------------------------------------------
Ratio of net investment income (%)                               4.92    4.92*
--------------------------------------------------------------------------------
Portfolio turnover rate (%)                                        33       11
--------------------------------------------------------------------------------

^a For the period from July 31, 2000 (commencement of sales of Class AARP shares) to May 31, 2001.

^b The ratio of operating expenses includes a one-time reduction in reorganization expenses. The ratio without this reduction was .65%.

^c As required, effective June 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on debt securities. The effect of this change for the period ended May 31, 2002, was to increase net investment income per share by $.004, decrease net realized gain (loss) and net unrealized gains and losses per share by $.004, and increase the ratio of net investment income to average net assets from 4.88% to 4.92%. Per share data and ratios for periods prior to June 1, 2001, have not been restated to reflect this change in presentation.

*  Annualized

** Not annualized

Scudder Managed Municipal Bond Fund -- Class S

--------------------------------------------------------------------------------
 Years Ended May 31,              2002^d   2001    2000   1999^a  1998^b  1997^b
--------------------------------------------------------------------------------

Selected Per Share Data
--------------------------------------------------------------------------------
Net asset value, beginning of      $ 8.95 $ 8.43  $ 8.98  $ 9.18   $ 9.13 $ 8.84
period
--------------------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income               .45    .44     .46     .19      .45    .46
--------------------------------------------------------------------------------
  Net realized and unrealized gain    .17    .52   (.51)   (.20)      .10    .34
  (loss) on investment transactions
--------------------------------------------------------------------------------
  Total from investment operations    .62    .96   (.05)   (.01)      .55    .80
--------------------------------------------------------------------------------
Less distributions from:
  Net investment income             (.45)  (.44)   (.46)   (.19)    (.45)  (.46)
--------------------------------------------------------------------------------
  Net realized gains on investment     --     --   (.04)      --    (.05)  (.05)
  transactions
--------------------------------------------------------------------------------
  Total distributions               (.45)  (.44)   (.50)   (.19)    (.50)  (.51)
--------------------------------------------------------------------------------
Net asset value, end of period     $ 9.12 $ 8.95  $ 8.43  $ 8.98   $ 9.18 $ 9.13
--------------------------------------------------------------------------------
Total Return (%)                     7.04  11.55   (.62)  (.17)**    6.23   9.29
--------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
--------------------------------------------------------------------------------
Net assets, end of period             812    814     664     713      737    728
($ millions)
--------------------------------------------------------------------------------
Ratio of expenses before expense
reductions (%)                        .57    .65    .66c    .64*      .62    .64
--------------------------------------------------------------------------------
Ratio of expenses after expense
reductions (%)                        .57    .65   .65^c    .64*      .62    .64
--------------------------------------------------------------------------------
Ratio of net investment income (%)   4.92   4.96    5.27   4.92*     4.96   5.12
--------------------------------------------------------------------------------
Portfolio turnover rate (%)            33     11      47     14*        9     10
--------------------------------------------------------------------------------

^a For the five months ended May 31, 1999. On August 10, 1998, the Fund changed its fiscal year end from December 31 to May 31.

^b Years ended December 31.

^c The ratios of operating expenses excluding costs incurred in connection with the reorganization in fiscal 2000 before and after expense reductions were .65% and .64%, respectively.

^d As required, effective June 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on debt securities. The effect of this change for the period ended May 31, 2002, was to increase net investment income per share by $.004, decrease net realized gain (loss) and net unrealized gains and losses per share by $.004, and increase the ratio of net investment income to average net assets from 4.88% to 4.92%. Per share data and ratios for periods prior to June 1, 2001, have not been restated to reflect this change in presentation.

*  Annualized

** Not annualized

Scudder Growth and Income Fund -- Class AARP

--------------------------------------------------------------------------------
 Year Ended September 30,                                      2001^a    2000^b
--------------------------------------------------------------------------------

Selected Per Share Data
--------------------------------------------------------------------------------
Net asset value, beginning of period                           $27.01   $27.09
--------------------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income (loss)^c                                  .17      .01
--------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investment        (6.36)    (.06)
  transactions
--------------------------------------------------------------------------------
  Total from investment operations                             (6.19)    (.05)
--------------------------------------------------------------------------------
Less distributions from:
  Net investment income                                         (.18)    (.03)
--------------------------------------------------------------------------------
  Net realized gains on investment transactions                (1.56)       --
--------------------------------------------------------------------------------
  Total distributions                                          (1.74)    (.03)
--------------------------------------------------------------------------------
Net asset value, end of period                                 $19.08   $27.01
--------------------------------------------------------------------------------
Total Return (%)                                               (24.15)  (.18)**
--------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
--------------------------------------------------------------------------------
Net assets, end of period ($ millions)                          3,416    5,353
--------------------------------------------------------------------------------
Ratio of expenses (%)                                             .76     .75*
--------------------------------------------------------------------------------
Ratio of net investment income (loss) (%)                         .71    .04**
--------------------------------------------------------------------------------
Portfolio turnover rate (%)                                        57      55*
--------------------------------------------------------------------------------

^a For the year ended September 30, 2001.

^b For the period from August 14, 2000 (commencement of sales of Class AARP shares) to September 30, 2000.

^c Based on average shares outstanding during the period.

*  Annualized

** Not annualized

Scudder Growth and Income Fund -- Class S

--------------------------------------------------------------------------------
 Years Ended September 30,       2001^a   2000^b  1999^c  1998^c  1997^c  1996^c
--------------------------------------------------------------------------------

Selected Per Share Data
--------------------------------------------------------------------------------
Net asset value, beginning of   $27.02   $26.69   $26.31  $27.33  $23.23  $20.23
period
--------------------------------------------------------------------------------
Income (loss) from investment
operations:
  Net investment income (loss)^d   .17      .13      .48     .62     .62     .60
--------------------------------------------------------------------------------
  Net realized and unrealized   (6.36)      .51     1.11    1.06    6.26    3.84
  gain (loss) on investment
  transactions
--------------------------------------------------------------------------------
  Total from investment         (6.19)      .64     1.59    1.68    6.88    4.44
  operations
--------------------------------------------------------------------------------
Less distributions from:
  Net investment income          (.19)    (.11)    (.51)   (.61)   (.58)   (.57)
--------------------------------------------------------------------------------
  Net realized gains on         (1.56)    (.20)    (.70)  (2.09)  (2.20)   (.87)
  investment transactions
--------------------------------------------------------------------------------
  Total distributions           (1.75)    (.31)   (1.21)  (2.70)  (2.78)  (1.44)
--------------------------------------------------------------------------------
Net asset value, end of period  $19.08   $27.02   $26.69  $26.31  $27.33  $23.23
--------------------------------------------------------------------------------
Total Return (%)                (24.14)  2.32**     6.15    6.07   30.31   22.18
--------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
--------------------------------------------------------------------------------
Net assets, end of period        3,434    5,834    6,765   7,582   6,834   4,186
($ millions)
--------------------------------------------------------------------------------
Ratio of expenses (%)              .76    .86^e*     .80     .74     .76     .78
--------------------------------------------------------------------------------
Ratio of net investment income
(loss) (%)                         .71      64*     1.76    2.20    2.31    2.77
--------------------------------------------------------------------------------
Portfolio turnover rate (%)         57      55*       70      41      22      27
--------------------------------------------------------------------------------

^a For the year ended September 30, 2001.

^b For the nine months ended September 30, 2000. On February 7, 2000, the Fund changed its fiscal year end from December 31 to September 30.

^c For the year ended December 31.

^d Based on average shares outstanding during the period.

^e The ratio of operating expenses excluding costs incurred in connection with the reorganization in fiscal 2000 was .84%.

*  Annualized

** Not annualized

Scudder Capital Growth Fund -- Class AARP(a)

--------------------------------------------------------------------------------
 Years Ended September 30,           2001     2000      1999     1998      1997
--------------------------------------------------------------------------------

Selected Per Share Data
--------------------------------------------------------------------------------
Net asset value, beginning of     $73.41    $62.68   $51.24    $57.84   $43.47
period
--------------------------------------------------------------------------------
Income (loss) from investment
operations:
  Net investment income (loss)^b   (.07)     (.10)      .04       .28      .34
--------------------------------------------------------------------------------
  Net realized and unrealized     (25.89)    16.27    18.19    (2.26)    18.43
  gain (loss) on investment
  transactions
--------------------------------------------------------------------------------
  Total from investment operations(25.96)    16.17    18.23    (1.98)    18.77
--------------------------------------------------------------------------------
Less distributions from:
  Net investment income               --     (.04)    (.24)     (.31)    (.41)
--------------------------------------------------------------------------------
  Net realized gains on           (7.71)    (5.40)   (6.55)    (4.31)   (3.99)
  investment transactions
--------------------------------------------------------------------------------
  Total distributions             (7.71)    (5.44)   (6.79)    (4.62)   (4.40)
--------------------------------------------------------------------------------
Net asset value, end of period    $39.74    $73.41   $62.68    $51.24   $57.84
--------------------------------------------------------------------------------
Total Return (%)                  (38.60)    26.01    36.83    (3.39)    46.72
--------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
--------------------------------------------------------------------------------
Net assets, end of period          1,279     2,450    1,735     1,247    1,228
($ millions)
--------------------------------------------------------------------------------
Ratio of expenses before expense
reductions (%)                       .88     .91^c      .91       .87      .92
--------------------------------------------------------------------------------
Ratio of expenses after expense
reductions (%)                       .88     .90^c      .91       .87      .92
--------------------------------------------------------------------------------
Ratio of net investment income
(loss) (%)                         (.13)     (.13)      .07       .50      .70
--------------------------------------------------------------------------------
Portfolio turnover rate (%)           35        66       68        53       39
--------------------------------------------------------------------------------

^a On July 17, 2000, existing shares of the Fund were redesignated as Class AARP shares.

^b Based on average shares outstanding during the period.

^c The ratios of operating expenses excluding costs incurred in connection with the reorganization before and after expense reductions were .90% and .90%, respectively.

Scudder Capital Growth Fund -- Class S

--------------------------------------------------------------------------------
 Years Ended September 30,                                       2001^a   2000^b
--------------------------------------------------------------------------------

Selected Per Share Data
--------------------------------------------------------------------------------
Net asset value, beginning of period                           $73.41   $76.71
--------------------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income (loss)^c                                (.08)    (.02)
--------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investment        (25.88)  (3.28)
  transactions
--------------------------------------------------------------------------------
  Total from investment operations                             (25.96)  (3.30)
--------------------------------------------------------------------------------
Less distributions from:
  Net realized gains on investment transactions                (7.71)       --
--------------------------------------------------------------------------------
Net asset value, end of period                                 $39.74   $73.41
--------------------------------------------------------------------------------
Total Return (%)                                               (38.60)  (4.30)**
--------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
--------------------------------------------------------------------------------
Net assets, end of period ($ millions)                            202        7
--------------------------------------------------------------------------------
Ratio of expenses (%)                                             .88     .89*
--------------------------------------------------------------------------------
Ratio of net investment income (loss) (%)                       (.16)   (.15)*
--------------------------------------------------------------------------------
Portfolio turnover rate (%)                                        35       66
--------------------------------------------------------------------------------

^a For the year ended September 30, 2001.

^b For the period from July 17, 2000 (commencement of sales of Class S shares) to September 30, 2000.

^c Based on average shares outstanding during the period.

*  Annualized

** Not annualized

Scudder Small Company Stock Fund -- Class AARP(a)

--------------------------------------------------------------------------------
 Years Ended September 30,           2001     2000      1999     1998     1997b
--------------------------------------------------------------------------------

Selected Per Share Data
--------------------------------------------------------------------------------
Net asset value, beginning of     $18.32    $17.89   $16.93    $20.02   $15.00
period
--------------------------------------------------------------------------------
Income (loss) from investment
operations:
  Net investment income (loss)^c   (.06)     (.08)      .02       .01      .04
--------------------------------------------------------------------------------
  Net realized and unrealized     (2.20)       .53      .96    (2.98)     4.98
  gain (loss) on investment
  transactions
--------------------------------------------------------------------------------
  Total from investment operations(2.26)       .45      .98    (2.97)     5.02
--------------------------------------------------------------------------------
Less distributions from:
  Net investment income               --     (.02)    (.02)     (.04)       --
--------------------------------------------------------------------------------
  Net realized gains on               --        --       --     (.08)       --
  investment transactions
--------------------------------------------------------------------------------
  Total distributions                 --     (.02)    (.02)     (.12)       --
--------------------------------------------------------------------------------
Net asset value, end of period    $16.06    $18.32   $17.89    $16.93   $20.02
--------------------------------------------------------------------------------
Total Return (%)                  (12.34)    2.41^d    5.70  (14.91)^d 33.53^d**
--------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
--------------------------------------------------------------------------------
Net assets, end of period             34        48       66        97       50
($ millions)
--------------------------------------------------------------------------------
Ratio of expenses before expense
reductions (%)                      1.23     1.86^e    1.70      1.80    2.79*
--------------------------------------------------------------------------------
Ratio of expenses after expense
reductions (%)                      1.23     1.73^e    1.70      1.75    1.75*
--------------------------------------------------------------------------------
Ratio of net investment income
(loss) (%)                         (.32)     (.46)      .13       .07     .40*
--------------------------------------------------------------------------------
Portfolio turnover rate (%)           48        48       17        12       5*
--------------------------------------------------------------------------------

^a On July 17, 2000, existing shares of the Fund were redesignated as Class AARP shares.

^b For the period February 1, 1997 (commencement of operations of Class AARP) to
   September 30, 1997.

^c Based on average shares outstanding during the period.

^d Total return would have been lower had certain expenses not been reduced.

^e The ratios of operating expenses excluding costs incurred in connection with the reorganization before and after expense reductions were 1.78% and 1.65%, respectively.

*  Annualized

** Not annualized

Scudder Small Company Stock Fund -- Class S

--------------------------------------------------------------------------------
 Years Ended September 30,                                       2001^a   2000^b
--------------------------------------------------------------------------------

Selected Per Share Data
--------------------------------------------------------------------------------
Net asset value, beginning of period                           $18.30   $18.50
--------------------------------------------------------------------------------
Income (loss) from investment operations:                       (.06)     (--)^c
  Net investment income (loss)^d
--------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investment        (2.19)    (.20)
  transactions
--------------------------------------------------------------------------------
  Total from investment operations                             (2.25)    (.20)
--------------------------------------------------------------------------------
Net asset value, end of period                                 $16.05   $18.30
--------------------------------------------------------------------------------
Total Return (%)                                               (12.30)  (1.14)**
--------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
--------------------------------------------------------------------------------
Net assets, end of period ($ millions)                             42       46
--------------------------------------------------------------------------------
Ratio of expenses (%)                                            1.23   1.19^e*
--------------------------------------------------------------------------------
Ratio of net investment income (loss) (%)                       (.32)   (.21)*
--------------------------------------------------------------------------------
Portfolio turnover rate (%)                                        48       48
--------------------------------------------------------------------------------

^a For the year ended September 30, 2001.

^b For the period from July 17, 2000 (commencement of sales of Class S shares) to September 30, 2000.

^c Amount is less than $.005 per share.

^d Based on average shares outstanding during the period.

^e The ratio of operating expenses includes a one-time reduction in reorganization costs in fiscal 2000. The ratio without this reduction was 1.24%.

*  Annualized

** Not annualized

Scudder Global Fund -- Class AARP

--------------------------------------------------------------------------------
                                                                          2001^a
--------------------------------------------------------------------------------

Selected Per Share Data
--------------------------------------------------------------------------------
Net asset value, beginning of period                                    $27.40
--------------------------------------------------------------------------------
Income (loss) from investment operations:                                  .22
  Net investment income (loss)^b
--------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investment transactions    (4.31)
--------------------------------------------------------------------------------
  Total from investment operations                                      (4.09)
--------------------------------------------------------------------------------
Less distributions from:                                                 (.05)
  Net investment income
--------------------------------------------------------------------------------
  Net realized gains on investment transactions                          (.10)
--------------------------------------------------------------------------------
  Total distributions                                                    (.15)
--------------------------------------------------------------------------------
Net asset value, end of period                                          $23.16
--------------------------------------------------------------------------------
Total Return (%)                                                       (14.99)**
--------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
--------------------------------------------------------------------------------
Net assets, end of period ($ millions)                                     126
--------------------------------------------------------------------------------
Ratio of expenses (%)                                                   1.30^c*
--------------------------------------------------------------------------------
Ratio of net investment income (loss) (%)                                 .90*
--------------------------------------------------------------------------------
Portfolio turnover rate (%)                                                 40
--------------------------------------------------------------------------------

^a For the period from September 11, 2000 (commencement of sales of Class AARP shares) to August 31, 2001.

^b Based on average shares outstanding during the period.

^c The ratio of operating expenses includes a one-time reduction in reorganization costs from fiscal 2000. This ratio without this reduction was 1.34%.

*  Annualized

** Not annualized

Scudder Global Fund -- Class S(a)

--------------------------------------------------------------------------------
                                2001^c   2000^c  1999^d   1999^e   1998^e 1997^e
--------------------------------------------------------------------------------

Selected Per Share Data
--------------------------------------------------------------------------------
Net asset value, beginning of    $31.36   $31.25  $31.30   $32.41  $33.67 $28.73
period
--------------------------------------------------------------------------------
Income (loss) from investment
operations:
  Net investment income (loss)^b    .21    .53^g     .02      .23     .38    .17
--------------------------------------------------------------------------------
  Net realized and unrealized    (4.77)     3.69   (.07)     1.82    3.82   6.58
  gain (loss) on investment
  transactions
--------------------------------------------------------------------------------
  Total from investment          (4.56)     4.22   (.05)     2.05    4.20   6.75
  operations
--------------------------------------------------------------------------------
Less distributions from:          (.25)    (.20)      --    (.55)   (.88)  (.28)
  Net investment income
--------------------------------------------------------------------------------
  Net realized gains on          (3.40)   (3.91)      --   (2.61)  (4.58) (1.53)
  investment transactions
--------------------------------------------------------------------------------
  Total distributions            (3.65)   (4.11)      --   (3.16)  (5.46) (1.81)
--------------------------------------------------------------------------------
Net asset value, end of period   $23.15   $31.36  $31.25   $31.30  $32.41 $33.67
--------------------------------------------------------------------------------
Total Return (%)                 (16.34)   13.83  (.16)**    7.18   14.93  24.91
--------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
--------------------------------------------------------------------------------
Net assets, end of period         1,090    1,552   1,553    1,610   1,766  1,604
($ millions)
--------------------------------------------------------------------------------
Ratio of expenses (%)            1.34^h   1.33^f   1.36*     1.35    1.34   1.37
--------------------------------------------------------------------------------
Ratio of net investment income
(loss) (%)                          .86   1.71^g    .44*      .79    1.19    .59
--------------------------------------------------------------------------------
Portfolio turnover rate (%)          40       60     29*       70      51     41
--------------------------------------------------------------------------------

^a On September 11, 2000, existing shares of the Fund were redesignated as Class
   S.

^b Based on average shares outstanding during the period.

^c For the years ended August 31.

^d For the two months ended August 31, 1999. On June 7, 1999, the Fund changed its fiscal year end from June 30 to August 31.

^e For the years ended June 30.

^f The ratio of operating expenses excluding costs incurred in connection with the reorganization was 1.32%.

^g Net investment income per share includes non-recurring dividend income amounting to $.29 per share; the ratio of net investment income excluding the non-recurring dividend is .77%.

^h The ratio of operating expenses includes a one-time reduction in reorganization costs from fiscal 2000. This ratio without this reduction was 1.34%.

*  Annualized

** Not annualized

  How to Invest in the Funds

  The following pages tell you how to invest in these funds and what to expect as a shareholder. If you're investing directly with Scudder, all of this information applies to you.

  If you're investing through a "third party provider" -- for example, a workplace retirement plan, financial supermarket or financial advisor -- your provider may have its own policies or instructions, and you should follow those.

  As noted earlier, there are two classes of shares of each fund available through this prospectus. The instructions for buying and selling each class are slightly different.

  Instructions for buying and selling Class AARP shares, which have been created especially for AARP members, are found on the next two pages. These are followed by instructions for buying and selling Class S shares, which are generally not available to new investors. Be sure to use the appropriate table when placing any orders to buy, exchange or sell shares in your account.

How to Buy, Sell and Exchange Class AARP Shares

Buying Shares Use these instructions to invest directly. Make out your check to "The AARP Investment Program."

--------------------------------------------------------------------------------
First investment                         Additional investments
--------------------------------------------------------------------------------
$1,000 or more for regular accounts      $50 minimum for regular accounts and
                                         IRA accounts
$500 or more for IRAs
                                         $50 minimum with an Automatic
                                         Investment Plan, Payroll Deduction or
                                         Direct Deposit
----------------------------------------------------------------------------------
By mail or express mail (see below)

o For enrollment forms, call             Send a personalized investment slip or
  1-800-253-2277                         short note that includes:

o Fill out and sign an enrollment form   o  fund and class name

o Send it to us at the appropriate       o  account number
  address, along with an investment
  check                                  o  check payable to "The AARP Investment
                                            Program"
----------------------------------------------------------------------------------
By wire

o Call 1-800-253-2277 for instructions   o  Call 1-800-253-2277 for instructions
----------------------------------------------------------------------------------
By phone

--                                       o  Call 1-800-253-2277 for instructions
                                            (minimum $50)
----------------------------------------------------------------------------------
With an automatic investment plan

o Fill in the information required on    o  To set up regular investments from a
  your enrollment form and include a        bank checking account, call
  voided check                              1-800-253-2277 (minimum $50)
----------------------------------------------------------------------------------
Payroll Deduction or Direct Deposit

o Select either of these options on      o  Once you specify a dollar amount
  your enrollment form and submit it.       (minimum $50), investments are
  You will receive further instructions     automatic.
  by mail.
----------------------------------------------------------------------------------
Using QuickBuy

--                                       o  Call 1-800-253-2277 to speak to a
                                            representative

                                         o  or, to use QuickBuy on the
                                            Easy-Access Line, call 1-800-631-4636
                                            and follow the instructions on how to
                                            purchase shares
----------------------------------------------------------------------------------
On the Internet

o Go to "services and forms-- How to     o  Call 1-800-253-2277 to ensure you
  open an account" at aarp.scudder.com      have electronic services

o Print out a prospectus and an          o  Register at aarp.scudder.com
  enrollment form
                                         o  Follow the instructions for buying
o Complete and return the enrollment        shares with money from your bank
  form with your check                      account
----------------------------------------------------------------------------------

Regular mail: The AARP Investment Program,
First investment: PO Box 219735, Kansas City, MO 64121-9735
Additional investments: PO Box 219743, Kansas City, MO 64121-9743

Express, registered or certified mail:
The AARP Investment Program, 811 Main Street, Kansas City, MO 64105-2005

Fax number: 1-800-821-6234 (for exchanging and selling only)

Exchanging or Selling Shares Use these instructions to exchange or sell shares in an account opened directly with Scudder.

----------------------------------------------------------------------------------
Exchanging into another fund            Selling shares
----------------------------------------------------------------------------------
$1,000 or more to open a new account    Some transactions, including most for
($500 or more for IRAs)                 over $100,000, can only be ordered in
                                        writing; if you're in doubt, see page 58
$50 or more for exchanges between
existing accounts
----------------------------------------------------------------------------------
By phone

o Call 1-800-253-2277 for instructions  o  Call 1-800-253-2277 for instructions
----------------------------------------------------------------------------------
Using Easy-Access Line

o Call 1-800-631-4636 and follow the    o  Call 1-800-631-4636 and follow the
  instructions                             instructions
----------------------------------------------------------------------------------
By mail, express mail or fax
(see previous page)

Your instructions should include:       Your instructions should include:

o your account number                   o  your account number

o names of the funds, class and number  o  name of the fund, class and number of
  of shares or dollar amount you want      shares or dollar amount you want to
  to exchange                              redeem
----------------------------------------------------------------------------------
With an automatic withdrawal plan

--                                      o  To set up regular cash payments from
                                           an account, call 1-800-253-2277
----------------------------------------------------------------------------------
Using QuickSell

--                                      o  Call 1-800-253-2277
----------------------------------------------------------------------------------
On the Internet

o Register at aarp.scudder.com          --

o Go to "services and forms"

o Follow the instructions for making
  on-line exchanges
----------------------------------------------------------------------------------

 To reach us:   o  Web site aarp.scudder.com

                o  Program representatives 1-800-253-2277, M-F, 8 a.m. - 7 p.m.
                   EST

                o  Confidential fax line 1-800-821-6234, always open

                o  TDD line 1-800-634-9454, M-F, 9 a.m. - 5 p.m. EST

 Class AARP     o  AARP Lump Sum Service For planning and setting up a lump
 Services          sum distribution.

                o AARP Legacy Service For organizing financial documents and planning the orderly transfer of assets to heirs

                o AARP Goal Setting and Asset Allocation Service For allocating assets and measuring investment progress

                o  For more information, please call 1-800-253-2277.

How to Buy, Sell and Exchange Class S Shares


Buying Shares Use these instructions to invest directly. Make out your check to "The Scudder Funds."

----------------------------------------------------------------------------------
First investment                        Additional investments
----------------------------------------------------------------------------------
$2,500 or more for regular accounts     $50 or more for regular accounts and
                                        IRA accounts
$1,000 or more for IRAs
                                        $50 or more with an Automatic
                                        Investment Plan
----------------------------------------------------------------------------------
By mail or express mail (see below)

o Fill out and sign an application      Send a Scudder investment slip or short
                                        note that includes:
o Send it to us at the appropriate
  address, along with an investment     o  fund and class name
  check
                                        o  account number

                                        o  check payable to "The Scudder Funds"
----------------------------------------------------------------------------------
By wire

o Call 1-800-SCUDDER for instructions   o  Call 1-800-SCUDDER for instructions
                                           (minimum $50)
----------------------------------------------------------------------------------
By phone

--                                      o  Call 1-800-SCUDDER for instructions
----------------------------------------------------------------------------------
With an automatic investment plan

o Fill in the information on your       o  To set up regular investments from a
  application and include a voided         bank checking account, call
  check                                    1-800-SCUDDER (minimum $50)
----------------------------------------------------------------------------------
Using QuickBuy

--                                      o  Call 1-800-SCUDDER to speak to a
                                           representative

                                        o  or, to use QuickBuy on SAIL, call
                                           1-800-343-2890 and follow the
                                           instructions on how to purchase shares
----------------------------------------------------------------------------------
On the Internet

o Go to "funds and prices" at           o  Call 1-800-SCUDDER to ensure you have
  myScudder.com                            electronic services

o Print out a prospectus and a new      o  Register at myScudder.com
  account application
                                        o  Follow the instructions for buying
o Complete and return the application      shares with money from your bank
  with your check                          account
----------------------------------------------------------------------------------

Regular mail:
First investment: Scudder Investments, PO Box 219669, Kansas City, MO 64121-9669

Additional investments: Scudder Investments, PO Box 219664, Kansas City, MO 64121-9664

Express, registered or certified mail:
Scudder Investments, 811 Main Street, Kansas City, MO 64105-2005

Fax number: 1-800-821-6234 (for exchanging and selling only)

Exchanging or Selling Shares Use these instructions to exchange or sell shares in an account opened directly with Scudder.

----------------------------------------------------------------------------------
Exchanging into another fund            Selling shares
----------------------------------------------------------------------------------
$2,500 or more to open a new account    Some transactions, including most for
($1,000 or more for IRAs)               over $100,000, can only be ordered in
                                        writing; if you're in doubt, see page 58
$50 or more for exchanges between
existing accounts
----------------------------------------------------------------------------------
By phone or wire

o Call 1-800-SCUDDER for instructions   o  Call 1-800-SCUDDER for instructions
----------------------------------------------------------------------------------
Using SAIL(TM)

o Call 1-800-343-2890 and follow the    o  Call 1-800-343-2890 and follow the
  instructions                             instructions
----------------------------------------------------------------------------------
By mail, express mail or fax
(see previous page)

Your instructions should include:       Your instructions should include:

o the fund, class and account number    o  the fund, class and account number
  you're exchanging out of                 from which you want to sell shares

o the dollar amount or number of        o  the dollar amount or number of shares
  shares you want to exchange              you want to sell

o the name and class of the fund you    o  your name(s), signature(s) and
  want to exchange into                    address, as they appear on your
                                           account
o your name(s), signature(s) and
  address, as they appear on your       o  a daytime telephone number
  account

o a daytime telephone number
----------------------------------------------------------------------------------
With an automatic withdrawal plan

--                                      o  To set up regular cash payments from
                                           a Scudder account, call 1-800-SCUDDER
----------------------------------------------------------------------------------
Using QuickSell

--                                      o  Call 1-800-SCUDDER
----------------------------------------------------------------------------------
On the Internet

o Register at myScudder.com             o  Register at myScudder.com

o Follow the instructions for making    o  Follow the instructions for making
  on-line exchanges                        on-line redemptions
----------------------------------------------------------------------------------

Policies You Should Know About

Along with the instructions on the previous pages, the policies below may affect you as a shareholder. Some of this information, such as the section on dividends and taxes, applies to all investors, including those investing through investment providers.

If you are investing through an investment provider, check the materials you got from them. As a general rule, you should follow the information in those materials wherever it contradicts the information given here. Please note that an investment provider may charge its own fees.

In either case, keep in mind that the information in this prospectus applies only to each fund's Class AARP and Class S shares. Certain funds have other share classes, which are described in a separate prospectus and which have different fees, requirements and services.

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please call 1-800-253-2277 (Class
AARP) or 1-800-SCUDDER (Class S).

Policies about transactions

The funds are open for business each day the New York Stock Exchange is open. Each fund calculates its share price for each class every business day, as of the close of regular trading on the Exchange (typically 4 p.m. Eastern time, but sometimes earlier, as in the case of scheduled half-day trading or unscheduled suspensions of trading).

You can place an order to buy or sell shares at any time. Once your order is received by Scudder Service Corporation, and they have determined that it is in "good order," it will be processed at the next share price calculated.

Because orders placed through investment providers must be forwarded to Scudder Service Corporation before they can be processed, you'll need to allow extra time. A representative of your investment provider should be able to tell you when your order will be processed. It is the responsibility of your financial representative to forward your order to the transfer agent in a timely manner.

THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE
PRECEDING PARAGRAPHS.

Questions? You can speak to a Scudder representative between 8 a.m. and 7 p.m. Eastern time on any fund business day by calling 1-800-253-2277 (Class AARP) or 1-800-SCUDDER (Class S).

Ordinarily, your investment in Scudder GNMA Fund and Scudder Managed Municipal Bond Fund will start to accrue dividends the next business day after your purchase is processed. When selling shares, you'll generally receive the dividend for the day on which your shares were sold.

Automated phone information is available 24 hours a day. You can use your automated phone services to get information on Scudder funds generally and on accounts held directly at Scudder. If you signed up for telephone services, you can also use this service to make exchanges and sell shares.

For Class AARP Shares
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Call Easy-Access Line, the AARP Program Automated Information Line, at 1-800-631-4636
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For Class S Shares
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Call SAIL(TM), the Scudder Automated Information Line, at
1-800-343-2890
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QuickBuy and QuickSell let you set up a link between a Scudder account and a bank account. Once this link is in place, you can move money between the two with a phone call. You'll need to make sure your bank has Automated Clearing House (ACH) services. Transactions take two or three days to be completed and there is a $50 minimum. To set up QuickBuy or QuickSell on a new account, see the account application; to add it to an existing account, call 1-800-253-2277 (Class AARP) or 1-800-SCUDDER (Class S).

Telephone Transactions. You are automatically entitled to telephone transaction privileges but you may elect not to have them when you open your account or by contacting Shareholder Services at a later date.

Since many transactions may be initiated by telephone or electronically, it's important to understand that as long as we take reasonable steps to ensure that an order to purchase or redeem shares is genuine, such as recording calls or requesting personalized security codes or other information, we are not responsible for any losses that may occur. For transactions conducted over the Internet, we recommend the use of a secure Internet browser. In addition, you should verify the accuracy of your confirmation statements immediately after you receive them.

THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.

The Scudder Web site can be a valuable resource for shareholders with Internet access. To get up-to-date information, review balances or even place orders for exchanges, go to aarp.scudder.com (Class AARP) or myScudder.com (Class S).

Exchanges are a shareholder privilege, not a right: we may reject any exchange order or require a shareholder to own shares of a fund for 15 days before we process the purchase order for the other fund, particularly when there appears to be a pattern of "market timing" or other frequent purchases and sales. We may also reject or limit purchase orders, for these or other reasons.

When you ask us to send or receive a wire, please note that while we don't charge a fee to send or receive wires, it's possible that your bank may do so. Wire transactions are completed within 24 hours. The funds can only send wires of $1,000 or more and accept wires of $50 or more.

We do not issue share certificates.

When you want to sell more than $100,000 worth of shares or send proceeds to a third party or to a new address, you'll usually need to place your order in writing and include a signature guarantee. The only exception is if you want money wired to a bank account that is already on file with us; in that case, you don't need a signature guarantee. Also, you don't need a signature guarantee for an exchange, although we may require one in certain other circumstances.

A signature guarantee is simply a certification of your signature -- a valuable safeguard against fraud. You can get a signature guarantee from most brokers, banks, savings institutions and credit unions. Note that you can't get a signature guarantee from a notary public.

Selling shares of trust accounts and business or organization accounts may require additional documentation. Please contact your financial representative for more information.

Money from shares you sell is normally sent out within one business day of when your order is processed (not when it is received), although it could be delayed for up to seven days. There are also two circumstances when it could be longer: when you are selling shares you bought recently by check and that check hasn't cleared yet (maximum delay: 15 days) or when unusual circumstances prompt the SEC to allow further delays. Certain expedited redemption processes may also be delayed when you are selling recently purchased shares.

THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE
PRECEDING PARAGRAPHS.

If you ever have difficulty placing an order by phone or fax, you can always send us your order in writing.

How the funds calculate share price

For each share class, the price at which you buy shares is the net asset value per share, or NAV.

To calculate NAV, each share class of each fund uses the following equation:

      TOTAL ASSETS - TOTAL LIABILITIES
   --------------------------------------  = NAV
     TOTAL NUMBER OF SHARES OUTSTANDING

We typically value securities using market quotations or information furnished by a pricing service. However, we may use methods approved by a fund's Board which are intended to reflect fair value when market quotations or pricing service information are not readily available or when a security's value has been materially affected by a significant event, such as a natural disaster, an economic event like a bankruptcy filing, or a substantial fluctuation in domestic or foreign markets, that has occurred after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market). In such a case, a fund's value for a security is likely to be different from the last quoted market price or pricing service information.

Other rights we reserve

You should be aware that we may do any of the following:

o  withdraw or suspend the offering of shares at any time

o withhold 30% (in 2002 and 2003) of your distributions as federal income tax if you have been notified by the IRS that you are subject to backup withholding, or if you fail to provide us with a correct taxpayer ID number or certification that you are exempt from backup withholding

o close your account and send you the proceeds if your balance falls below $1,000 for Class AARP shareholders, $2,500 for Class S shareholders, and $250 for Class S retirement accounts. We will give you 60 days' notice (90 days for retirement accounts) so you can either increase your balance or close your account (these policies don't apply to investors with $100,000 or more in Scudder fund shares or in any case where a fall in share price created the low balance)

o reject a new account application if you don't provide a correct Social Security or other tax ID number; if the account has already been opened, we may give you 30 days' notice to provide the correct number

o pay you for shares you sell by "redeeming in kind," that is, by giving you marketable securities (which typically will involve brokerage costs for you to liquidate) rather than cash; a fund generally won't make a redemption in kind unless your requests over a 90-day period total more than $250,000 or 1% of the value of a fund's net assets, whichever is less

o change, add or withdraw various services, fees and account policies (for example, we may change or terminate the exchange privilege at any time)

o suspend or postpone redemptions during periods when the New York Stock Exchange is closed (other than customary closings), trading is restricted or when an emergency exists that prevents the fund from disposing of its portfolio securities or pricing its shares

Understanding Distributions and Taxes

By law, a mutual fund is required to pass through to its shareholders virtually all of its net earnings. A fund can earn money in two ways: by receiving interest, dividends or other income from securities it holds, and by selling securities for more than it paid for them. (A fund's earnings are separate from any gains or losses stemming from your own purchase of shares.) A fund may not always pay a distribution for a given period.

Each fund intends to pay dividends and distributions to shareholders on the following schedule, or otherwise as needed.

Scudder GNMA Fund                     monthly
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Scudder Managed Municipal Bond Fund   declared daily, paid monthly
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Scudder Growth and Income Fund        quarterly*
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Scudder Capital Growth Fund           annually, December
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Scudder Small Company Stock Fund      annually, December
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Scudder Global Fund                   annually, November or December
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*  March, June, September and December

Short-term and long-term capital gains for each fund will normally be paid in December or otherwise as needed.

You can choose how to receive your dividends and distributions. You can have them all automatically reinvested in fund shares (at NAV), all deposited directly to your bank account or all sent to you by check, have one type reinvested and the other sent to you by check or have them invested in a different fund. Tell us your preference on your application. If you don't indicate a preference, your dividends and distributions will all be reinvested. For retirement plans, reinvestment is the only option.

Buying and selling fund shares will usually have tax consequences for you (except in an IRA or other tax-advantaged account). Your sales of shares may result in a capital gain or loss for you; whether long-term or short-term depends on how long you owned the shares. For tax purposes, an exchange is the same as a sale.

THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE
PRECEDING PARAGRAPHS.

Because each shareholder's tax situation is unique, it's always a good idea to ask your tax professional about the tax consequences of your investments, including any state and local tax consequences.

The tax status of the fund earnings you receive, and your own fund transactions, generally depends on their type:

Generally taxed at ordinary income rates
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o short-term capital gains from selling fund shares
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o taxable income dividends you receive from a fund
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o short-term capital gains distributions you receive from a fund
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Generally taxed at capital gains rates
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o long-term capital gains from selling fund shares
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o long-term capital gains distributions you receive from a fund
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Dividends from Scudder Managed Municipal Bond Fund are generally tax-free for most shareholders, meaning that investors who are individuals can receive them without incurring federal tax liability (such dividends may also be free from state or local income taxes for certain investors). However, there are a few exceptions:

o a portion of the fund's dividends may be taxable as ordinary income if it came from investments in taxable securities

o to the extent a fund invests in securities whose income is subject to the federal alternative minimum tax (AMT), you may owe taxes on a portion of your dividends if you are among those investors who must pay AMT

You may be able to claim a tax credit or deduction for your share of any foreign taxes Scudder Global Fund pays.

Your fund will send you detailed tax information every January. These statements tell you the amount and the tax category of any dividends or distributions you received. They also have certain details on your purchases and sales of shares. The tax status of dividends and distributions is the same whether you reinvest them or not. Dividends or distributions declared in the last quarter of a given year are taxed in that year, even though you may not receive the money until the following January.

If you invest right before a fund pays a dividend, you'll be getting some of your investment back as a taxable dividend. You can avoid this, if you want, by investing after the fund declares a dividend. In tax-advantaged retirement accounts you don't need to worry about this.

Corporations may be able to take a dividends-received deduction for a portion of income dividends they receive (except from Scudder GNMA Fund and Scudder Managed Municipal Bond Fund).

Notes
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To Get More Information


Shareholder reports -- These include commentary from each fund's management team about recent market conditions and the effects of a fund's strategies on its performance. They also have detailed performance figures, a list of everything each fund owns, and its financial statements. Shareholders get these reports automatically.

Statement of Additional Information (SAI) -- This tells you more about each fund's features and policies, including additional risk information. The SAI is incorporated by reference into this document (meaning that it's legally part of this prospectus).

For a free copy of any of these documents or to request other information about a fund, call 1-800-253-2277 (Class AARP) or 1-800-SCUDDER (Class S), or contact Scudder Investments at the address listed below. These documents and other information about each fund are available from the EDGAR Database on the SEC's Internet site at www.sec.gov. If you like, you may obtain copies of this information, after paying a copying fee, by e-mailing a request to publicinfo@sec.gov or by writing the SEC at the address listed below. You can also review and copy these documents and other information about each fund, including each fund's SAI, at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1-202-942-8090.


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AARP Investment Program from
Scudder Investments (Class     Scudder Investments
AARP)                          (Class S)                SEC
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PO Box 219735                  PO Box 219669            Public Reference Section
Kansas City, MO                Kansas City, MO          Washington, D.C.
64121-9735                     64121-9669               20549-0102
aarp.scudder.com               myScudder.com            www.sec.gov
1-800-253-2277                 1-800-SCUDDER            1-202-942-8090



Distributor
Scudder Investor Services, Inc.
Two International Place
Boston, MA 02110-4103
                                   SEC File Numbers:

                                   Scudder GNMA Fund                   811-4049
SCUDDER                            Scudder Managed Municipal Bond Fund 811-2671
INVESTMENTS                        Scudder Growth and Income Fund        811-43
                                   Scudder Capital Growth Fund           811-43
A Member of                        Scudder Small Company Stock Fund      811-43
Deutsche Asset Management [LOGO]   Scudder Global Fund                 811-4670